PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Schedule of Net Benefit Costs [Table Text Block]

The components of the Company’s net periodic benefit cost for defined benefit pension and other postretirement benefit plans are shown below:

	Three months ended November 30,
	2014	2013
	(In thousands)
Defined benefit pension plans:
Service cost	$1,254	$948
Interest cost	1,168	1,334
Expected return on plan assets	(471)	(444)
Actuarial loss (gain) and amortization of prior service cost (credit), net	786	349

Net periodic pension benefit cost	$2,737	$2,187

Other postretirement benefit plan:
Service cost	$1	$1
Interest cost	110	123
Actuarial loss (gain) and amortization of prior service cost (credit), net	(135)	(139)

Net periodic postretirement benefit cost (credit)	$(24)	$(15)

The components of net periodic benefit cost are as follows:

	Pension Benefits			Other Postretirement Benefits
	Year Ended August 31,			Year Ended August 31,
	2014	2013	2012	2014	2013	2012
	(In thousands)
Service cost	$3,795	$3,838	$2,759	$5	$14	$28
Interest cost	5,413	4,779	5,099	491	450	607
Expected return on plan assets	(1,819)	(1,485)	(1,298)	—	—	—
Amortization of prior service cost (credit)	24	505	48	(541)	(540)	(731)
Recognized losses due to plan settlements	214	—	—	—	—	—
Contractual termination benefits	—	—	79	—	—	—
Recognized (gains) losses due to plan curtailments	—	—	(310)	—	333	—
Recognized net actuarial loss	1,373	1,438	468	(18)	—	171

Total net periodic benefit cost	$9,000	$9,075	$6,845	$(63)	$257	$75

Schedule of Defined Benefit Plans Disclosures [Table Text Block]

Components of the plan obligations and assets, the recorded liability and accumulated other comprehensive income (loss) (“AOCI”) are as follows:

	Pension Benefits		Other Postretirement Benefits
	2014	2013	2014	2013
	(In thousands)
Benefit obligation at beginning of year	$(133,866)	$(124,948)	$(11,372)	$(13,556)
Service cost	(3,795)	(3,838)	(5)	(14)
Interest cost	(5,413)	(4,779)	(491)	(450)
Participant contributions	(228)	(246)	(62)	(105)
Actuarial gains (losses)	(34,191)	448	(1,271)	1,994
Settlement (gains) losses	328	—	—	—
Benefits paid	3,928	3,921	1,010	1,059
Business combinations	(131)	—	—	—
Curtailment gains (losses)	—	—	—	(358)
Contractual termination benefits	—	—	—	—
Plan amendments	(117)	(459)	—	58
Translation adjustment	(498)	(3,965)	—	—

Benefit obligation at end of year	$(173,983)	$(133,866)	$(12,191)	$(11,372)

Fair value of plan assets at beginning of year	$32,417	$30,190	$—	$—
Actual return on assets	6,009	1,043	—	—
Employer contributions	5,073	4,601	948	954
Participant contributions	228	246	62	105
Benefits paid	(3,928)	(3,921)	(1,010)	(1,059)
Translation adjustment	1,105	258	—	—

Fair value of plan assets at end of year	$40,904	$32,417	$—	$—

Underfunded	$(133,079)	$(101,449)	$(12,191)	$(11,372)

Classification of net amount recognized:
Accrued payroll, taxes and related benefits	$(3,130)	$(2,850)	$(880)	$(880)
Long-term liabilities	(129,949)	(98,599)	(11,311)	(10,492)

Net amount recognized	$(133,079)	$(101,449)	$(12,191)	$(11,372)

Amounts recognized in AOCI:
Net actuarial (gain) loss	$57,632	$29,434	$(79)	$(1,368)
Net prior service cost (credit)	430	323	(1,982)	(2,523)

Net amount recognized in AOCI	$58,062	$29,757	$(2,061)	$(3,891)

Change in plan assets and benefit obligations recognized in AOCI:
Net actuarial (gain) loss	$30,002	$(101)	$1,271	$(1,994)
Prior service cost (credit)	117	459	—	(58)
Amortization of net actuarial loss	(1,373)	(1,438)	18	—
Amortization of prior service (cost) credit	(24)	(505)	541	540
Settlement/curtailment gains (losses)	(214)	—	—	25
Translation adjustment	(203)	853	—	—

Total change in AOCI	$28,305	$(732)	$1,830	$(1,487)

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]

Amounts expected to be amortized from AOCI and included in total net periodic benefit cost during the year ended August 31, 2015, are as follows:

	Pension Benefits	Other Postretirement Benefits
	(In thousands)
Net actuarial loss (gain)	$3,225	$—
Prior service cost (credit)	38	(541)

Total	$3,263	$(541)

Schedule of Accumulated and Projected Benefit Obligations [Table Text Block]

Selected information regarding the Company’s pension and OPEB plans is as follows:

	As of August 31,
	2014	2013
	(In thousands)
Pension Plans:
All plans:
Accumulated benefit obligation	$154,788	$119,761
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	$173,983	$133,806
Accumulated benefit obligation	$154,788	$119,717
Fair value of plan assets	$40,904	$32,353
Plans with projected benefit obligations less than plan assets:
Projected benefit obligation	$—	$60
Accumulated benefit obligation	$—	$44
Fair value of plan assets	$—	$64
OPEB Plan:
Accumulated benefit obligation	$12,191	$11,372
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	$12,191	$11,372
Accumulated benefit obligation	$12,191	$11,372
Fair value of plan assets	$—	$—

Schedule of Assumptions Used [Table Text Block]

Actuarial assumptions used in the calculation of the recorded liability are as follows:

Weighted — Average Assumptions as of August 31 :	2014	2013	2012
Discount rate on pension plans	2.8%	4.0%	3.8%
Discount rate on other postretirement obligation	3.8%	4.5%	3.5%
Rate of compensation increase	2.4%	2.4%	2.2%

Actuarial assumptions used in the calculation of the recorded benefit expense are as follows:

Weighted — Average Assumptions for the year ended August 31 :	2014	2013	2012
Discount rate on pension plans	4.0%	3.8%	4.9%
Discount rate on other postretirement obligation	4.5%	3.5%	4.5%
Return on pension plan assets	5.2%	5.1%	6.4%
Rate of compensation increase	2.4%	2.2%	2.5%
Projected health care cost trend rate	7.5%	8.0%	8.0%
Ultimate health care rate	5.0%	5.0%	5.0%
Year ultimate health care trend rate is achieved	2019	2019	2019

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]

Assumed health care cost trend rates have a significant effect on the amounts reported for the OPEB plan. A one-percentage point change in assumed health care cost trend rates would have the following effects as of August 31, 2014:

	One-Percentage - Point Increase	One-Percentage - Point Decrease
	(In thousands)
Effect on aggregate of service and interest cost components of net periodic postretirement benefit cost	$48	$(41)
Effect on accumulated postretirement benefit obligation	$1,209	$(1,045)

Pension Plan Weighted Average Investment Allocation [Table Text Block]

The Company’s pension plan weighted-average asset allocation and target allocation, by asset category are as follows:

	Plan Assets		Target Allocation
	As of August 31,		As of August 31,
Asset Category	2014	2013	2014	2013
Equity securities	27%	25%	22%	23%
Debt securities	24%	15%	12%	13%
Fixed insurance contracts	45%	39%	58%	31%
Cash	4%	21%	8%	33%

Total	100%	100%	100%	100%

Schedule of Allocation of Plan Assets [Table Text Block]

The fair values of the Company’s pension plan assets, all of which are for foreign plans, are as follows:

	As of August 31, 2014				As of August 31, 2013
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
	(In thousands)
Equity securities	$11,081	$6,607	$4,474	$—	$8,080	$1,328	$6,752	$—
Debt securities	9,646	1,563	8,083	—	5,007	1,457	3,550	—
Fixed insurance contracts	18,399	—	—	18,399	12,435	—	—	12,435
Cash	1,611	1,611	—	—	6,822	6,822	—	—
Other	167	—	—	167	73	—	—	73

Total	$40,904	$9,781	$12,557	$18,566	$32,417	$9,607	$10,302	$12,508

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets [Table Text Block]

The change in fair value of the Company’s pension plan assets classified as Level 3, all of which are for foreign plans, is as follows:

	2014	2013
	(In thousands)
Balance, beginning of fiscal year	$12,508	$12,013
Actual return on plan assets	5,466	(533)
Purchases, sales, issuances, and settlements, net	711	440
Foreign currency translation	(119)	588

Balance, end of fiscal year	$18,566	$12,508

Schedule of Expected Benefit Payments [Table Text Block]

The Company expects to contribute $5.6 million for its pension obligations and $0.9 million to its other postretirement plan in 2015. The benefit payments, which reflect expected future service, are as follows:

Year Ended August 31,	Pension Benefits	OPEB Benefits
	(In thousands)
2015	$4,263	$890
2016	4,335	859
2017	5,214	860
2018	4,837	839
2019	5,244	858
Years 2020 — 2024	29,849	4,001